RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Controlling Shareholder
Disclosure of transactions between related parties [line items]
Related party transaction (less than)	$ 1	$ 1
Rogers Communications Canada, Inc. and Rogers Media Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%